Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

September 15, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	CNI Charter Funds
(File Nos. 333-16093 and 811-7923)

Ladies and Gentlemen:

On behalf of CNI Charter Funds, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 45 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended) (the “Amendment”), relating to each of the series of the Trust (the “Funds”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act for the purpose of creating a new Institutional Class of shares for each of the Government Bond Fund, High Yield Bond Fund, Multi-Asset Fund and Large Cap Value Fund series of the Trust, and redesignating the existing Institutional Class shares of each of these Funds as well as the Corporate Bond Fund, California Tax Exempt Bond Fund and Large Cap Growth Fund, as Servicing Class shares.

The Trust first filed the Amendment yesterday, September 14, 2011, with the intention that the filing register on EDGAR the new Institutional Class of shares for each of the Government Bond Fund, High Yield Bond Fund, Multi-Asset Fund and Large Cap Value Fund series of the Trust.  However, due to a technical problem with the EDGAR system which only permitted the Trust to submit the Amendment for the new Institutional Class of shares of one series, the Large Cap Value Fund, the Trust has been asked to file the Amendment three additional times today -- once for the new Institutional Class for each of the Government Bond Fund, High Yield Bond Fund and Multi-Asset Fund series of the Trust.

Please call the undersigned at (714) 830-0679 or Michael Glazer at (213) 680-6646 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Laurie A. Dee

Laurie A. Dee